Right of use assets (Tables)	12 Months Ended
Dec. 31, 2025
Right of use assets
Schedule of right of use asset disclosures

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2024	105	1	16	122
Exchange adjustments	(3)	–	(1)	(4)
Additions	29	–	19	48
Depreciation	(39)	(1)	(13)	(53)
Disposals and write-offs	(1)	–	–	(1)
Net book value at 31 December 2024	91	–	21	112
Exchange adjustments	(2)	1	(1)	(2)
Additions	49	1	17	67
Depreciation	(38)	(1)	(12)	(51)
Net book value at 31 December 2025	100	1	25	126